Securities (Details Narrative) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 48	$ 44
Debt Securities Held Net of allowance	405,361		$ 406,777
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	339,706		342,774
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	65,655		$ 64,003
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	45	24
Gain (loss) on sale of equity securities measured at fair value	(3)	2
Dividend Income recognized	$ 1	$ 0